ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS
ACQUISITIONS

6.          ACQUISITIONS

ACQUISITIONS

Silver State North Solar Project

On March 22, 2012, Enbridge acquired a 100% interest in the Silver State North Solar Project (Silver State), a solar farm located in Nevada for cash consideration of $195 million (US$190 million). Silver State expands the Company’s renewable energy business. Revenues and earnings of $10 million and $1 million, respectively, were recognized in the year ended December 31, 2012. No revenues or earnings were recognized in any prior period as the solar project commenced operations in the second quarter of 2012. Silver State is included within the Gas Pipelines, Processing and Energy Services segment.

March 22,	2012
(millions of Canadian dollars)
Fair value of net assets acquired:
Accounts receivable and other[1]	54
Property, plant and equipment	141
195
Purchase price:
Cash	195

1            The Company acquired the right to apply for a $54 million (US$55 million) United States Treasury grant under a program which reimburses eligible applicants for a portion of costs related to installing specified renewable energy property. The grant, which was applied for subsequent to commercial operations, was received in October 2012.

Tonbridge Power Inc.

On October 13, 2011, Enbridge acquired 100% of the 36 million outstanding common shares of Tonbridge Power Inc. (Tonbridge), an independent company engaged in constructing an electric transmission line between Montana and Alberta, for $20 million in cash at a price of $0.54 per share. Tonbridge is included within the Corporate segment.

October 13,	2011
(millions of Canadian dollars)
Fair value of net assets acquired:
Working capital deficiency	(5)
Property, plant and equipment	196
Intangible assets	17
Long-term debt	(182)
Other long-term liabilities	(21)
5
Purchase price:
Cash (net of $15 million cash acquired)	5

No revenues from Tonbridge were recognized in 2011 as the transmission line was not in service. A net loss of $1 million was recognized in earnings for the period from October 13, 2011 to December 31, 2011 related to operating and administrative expense. An unaudited proforma net loss of $38 million, including $6 million of transaction costs, would have been recognized in earnings in 2011 had the acquisition occurred on January 1, 2011.

Elk City Natural Gas Gathering and Processing System

On September 16, 2010, EEP acquired a 100% ownership interest in entities that comprise the Elk City Natural Gas Gathering and Processing System (Elk City System) for $705 million (US$686 million). The results of operations of Elk City System have been included within the Sponsored Investments segment from the date of acquisition.

September 16,	2010
(millions of Canadian dollars)
Fair value of net assets acquired:
Current assets	4
Property, plant and equipment	503
Intangible assets[1]	194
Other assets	5
Other long-term liabilities	(1)
705
Purchase price:
Cash	705

1           Intangible assets acquired are natural gas supply opportunities, which are being amortized on a straight line basis over the weighted average estimated useful life of the underlying reserves at the time of acquisition, which approximate 25 to 30 years.

Other Acquisitions

In November 2012, Enbridge acquired certain sour gas gathering and compression facilities for a purchase price of $118 million. These facilities, which are currently in service or under construction, are located in the Peace River Arch region of northwest Alberta and are presented within the Gas Pipelines, Processing and Energy Services segment. As at December 31, 2012, the allocation of consideration paid to the assets was not complete as the Company had not yet concluded its valuation.

In May 2012, Enbridge acquired the remaining 10% interest in the Greenwich Wind Energy Project (Greenwich) through Greenwich Windfarm, LP, for cash consideration of $27 million, increasing its ownership interest to 100%. The Company’s interest in Greenwich was consolidated and presented within the Gas Pipelines, Processing and Energy Services segment until such time as it was transferred to the Fund in December 2012 (Note 18).

In October 2011, the Company acquired the remaining 10% interest in Talbot Windfarm, LP (Talbot) for $28 million, increasing its ownership interest to 100%. The Company’s interest in Talbot was consolidated and presented within the Gas Pipelines, Processing and Energy Services segment until such time as it was transferred to the Fund in October 2011.

In August 2010, the Company acquired an additional 20% interest in Olympic Pipe Line Company (Olympic), a refined products pipeline, for $12 million, increasing its ownership interest to 85%. As the Company now controlled the entity, it consolidated its interest in Olympic. Prior to August 2010, the entity was accounted for as a joint venture using the equity method.

In June 2010, the Company acquired the remaining 50% interest in Hardisty Caverns Limited Partnership (Hardisty Caverns), an oil storage facility, for $52 million, increasing its ownership interest to 100%. The original equity interest and noncontrolling interests were re-measured to fair value on the date control was obtained and a $22 million gain was recorded in Other income (Note 25) for the year ended December 31, 2010.

During the year ended December 31, 2010, the Company acquired the remaining 27.5% of EGNB limited partnership units held by third parties for $52 million, increasing its partnership interest to 100%.

Other acquisitions during 2010 totaled $29 million (US$27 million) and are included within the Sponsored Investments segment.

Unaudited proforma consolidated revenues and earnings that give effect to all of the Company’s other acquisitions as if they had occurred as of January 1 in the year of acquisition are not presented as the information would not be materially different from the information presented in the accompanying Consolidated Statements of Earnings.